Fixed assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Fixed assets
Note 8 - Fixed assets

				Office
	Photovoltaic	Pumped	Biogas	furniture and	Leasehold
	Plants	storage	installations	equipment	Improvements	Total
	€ in thousands
Cost
Balance as at January 1, 2019	98,289	-	18,656	138	52	117,135
Additions	*73,402	-	932	9	-	74,343
Disposals	*(68,908)	-	-	-	-	(68,908)
Effect of changes in exchange rates	1	-	-	-	-	1
Balance as at December 31, 2019	102,784	-	19,588	147	52	122,571

Balance as at January 1, 2020	102,784	-	19,588	147	52	122,571
Additions	120,842	16,607	558	38	-	138,045
New companies	-	-	17,233	-	-	17,233
Disposals	-	-	-	-	(52)	(52)
Effect of changes in exchange rates	-	-	-	(5)	-	(5)
Balance as at December 31, 2020	223,626	16,607	37,379	180	-	277,792

Depreciation
Balance as at January 1, 2019	28,550	-	1,192	121	52	29,915
Depreciation for the year	4,383	-	1,353	8	-	5,744
Disposals	*(27,477)	-	-	-	-	(27,477)
Balance as at December 31, 2019	5,456	-	2,545	129	52	8,182

Balance as at January 1, 2020	5,456	-	2,545	129	52	8,182
Depreciation for the year	830	-	1,457	12	-	2,299
New companies	-	-	3,272	-	-	3,272
Disposals	-	-	-	-	(52)	(52)
Effect of changes in exchange rates	-	-	-	(4)	-	(4)
Balance as at December 31, 2020	6,286	-	7,274	137	-	13,697

Carrying amounts
As at January 1, 2019	69,739	-	17,464	17	-	87,220
As at December 31, 2019	97,328	-	17,043	18	-	114,389
As at December 31, 2020	217,340	16,607	30,105	43	-	264,095

*See Note 6C

Investment in Photovoltaic Plants

Since March 4, 2010, the Company acquired seventeen photovoltaic plants located in Italy, Spain and Israel (for information in connection with the Israeli photovoltaic plant see Note 6D). In addition, the Company’s subsidiary, Talasol, constructed the Talasol PV Plant (see Note 6C 2). On December 20, 2019, the Company sold ten Italian indirectly wholly-owned subsidiaries, which own twelve of the aforementioned seventeen photovoltaic plants with an aggregate nominal capacity of approximately 22.6 MW (see Note 6C 3).

In connection with PV Plants owned by the Company as of December 31, 2020 (including the Talasol PV Plant), the Company recorded as of December 31, 2020, fixed assets at an aggregate value of approximately €223,626 thousand, in accordance with actual costs incurred. Depreciation with respect to the PV Plants in Italy (sold by the Company on December 20, 2019) was calculated using the straight-line method over 20 years commencing from the connection to the national grid that represent the estimated useful lives of the assets. Depreciation with respect to the PV Plants in Spain is calculated using the straight-line method over 25 years starting connection to the national grid that represent the estimated useful lives of the assets. During the year ended December 31, 2020, the Company recorded depreciation expenses with respect to its PV Plants in Spain of approximately €4,383 thousand.

Presented hereunder are data regarding the Company’s investments in photovoltaic plants as at December 31, 2020:

PV Plant Title	Nominal Capacity	Connection to Grid	Cost included in the Book value as at
			December 31, 2020
			€ in thousands
“Ellomay Spain – Rinconada II”	2,275 kWp	June 2010	5,509
“Rodríguez I”	1,675 kWp	November 2011	3,662
“Rodríguez II”	2,691 kWp	November 2011	6,631
“Fuente Librilla”	1,248 kWp	June 2011	3,212
"Talasol"	300 MWP	January 2021	204,196
“Ellomay Solar”	28 MWP	under construction	415

Investment in Biogas Installations

On December 1, 2020 the Company acquired GG Gelderland that owns an operating anaerobic digestion plant in Gelderland, the Netherlands, with a permit that enables it to produce approximately 7.5 million Nm3 per year. The actual production capacity of the plant is approximately 9.5 million Nm3 per year.

In connection with the Company's three Biogas Installations (see Note 6D 1), the Company recorded as of December 31, 2020, fixed assets at an aggregate value of approximately €37,379 thousand, in accordance with actual costs incurred.

Depreciation with respect to the Biogas Installations is calculated using the straight-line method over 12 years commencing from the connection to the national grid that represent the estimated useful lives of the assets. During the year ended December 31, 2020, the Company recorded depreciation expenses with respect to its Biogas Installations in the Netherlands of approximately €1,457 thousand.

Investment in Pumped storage

Commencing the fourth quarter of 2020, as it is probable that the Company will enjoy future economic benefits in connection with the Manara PSP, expenses in connection with the Manara PSP are capitalized as assets. In connection with the Company's Pumped storage (see Note 6B), the Company recorded as of December 31, 2020, fixed assets at an aggregate value of approximately €16,607 thousand, in accordance with actual costs incurred.

Capitalized borrowing costs

In the reporting period borrowing costs in the amount of €2,369 thousand were capitalized to qualifying assets for the year 2020. Those expenses are related to the construction of the Talasol PV Plant.